Rule 497(e)

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND,
                 FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND,
                      FIRST TRUST ENERGY ALPHADEX(R) FUND,
                    FIRST TRUST FINANCIALS ALPHADEX(R) FUND,
                    FIRST TRUST HEALTH CARE ALPHADEX(R) FUND,
           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND,
                     FIRST TRUST MATERIALS ALPHADEX(R) FUND,
                    FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND,
                     FIRST TRUST UTILITIES ALPHADEX(R) FUND
                 (each, a "Fund" and collectively, the "Funds")

               SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 1, 2008

                             DATED JULY 1, 2009

         Please be advised that on or about June 30, 2009, Russell Investment Group will be transitioning its Russell U.S. Indexes to an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). Consequently, for the next rebalance of each Fund's portfolio, each Fund's underlying index (collectively, the "StrataQuant(R) Indices") will begin using the new RGS to determine sector eligibility. NYSE Euronext, the developer and sponsor of the StrataQuant(R) Indices, has indicated that the transition to the new RGS will not have a material impact on the Funds' index methodologies. However, the transitions to the new RGS may have an impact on the companies that qualify for inclusion in the StrataQuant(R) Indices. Additionally, with respect to the First Trust Energy AlphaDEX(R) Fund, the "Index Construction" sub-section under the "Investment Objective, Strategies and Risks" section of the Prospectus is hereby revised to replace the third step of the StrataQuant(R) Energy Index methodology with the following:

         3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the energy sector (the members of the Russell 1000(R) Energy Index) are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         In addition, beginning on or about June 30, 2009, each Fund will compare its performance to that of an additional secondary benchmark as shown in to the following chart:

--------------------------------------------------------------   -----------------------------------------
Fund                                                             Additional Secondary Benchmark
--------------------------------------------------------------   -----------------------------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund              S&P 500 Consumer Discretionary Index
--------------------------------------------------------------   -----------------------------------------
First Trust Consumer Staples AlphaDEX(R) Fund                    S&P 500 Consumer Staples Index
--------------------------------------------------------------   -----------------------------------------
First Trust Energy AlphaDEX(R) Fund                              S&P 500 Energy Index
--------------------------------------------------------------   -----------------------------------------
First Trust Financials AlphaDEX(R) Fund                          S&P 500 Financials Index
--------------------------------------------------------------   -----------------------------------------
First Trust Health Care AlphaDEX(R) Fund                         S&P 500 Health Care Index
--------------------------------------------------------------   -----------------------------------------
First Trust Industrials/Producer Durables AlphaDEX(R) Fund       S&P 500 Industrials Index
--------------------------------------------------------------   -----------------------------------------
First Trust Materials AlphaDEX(R) Fund                           S&P 500 Materials Index
--------------------------------------------------------------   -----------------------------------------
First Trust Technology AlphaDEX(R) Fund                          S&P 500 Information Technology Index
--------------------------------------------------------------   -----------------------------------------
First Trust Utilities AlphaDEX(R) Fund                           S&P 500 Utilities Index
--------------------------------------------------------------   -----------------------------------------

         Furthermore, the average annual total returns and cumulative total returns tables in the "Total Return Information" section of the Prospectus is are hereby revised to add the following information as it relates to each applicable Fund:

                                                    Average Annual Total                  Cumulative Total
                                                          Returns                              Returns

                                              12 Months Ended     Inception                   Inception
                                                  7/31/08        (5/8/07) to                 (5/8/07) to
                                                                   7/31/08                     7/31/08

S&P 500 Consumer Discretionary Index             -21.91%           -22.06%                     -26.46%
S&P 500 Consumer Staples Index                     6.56%             3.13%                       3.87%
S&P 500 Energy Index                               6.63%            11.65%                      14.55%
S&P 500 Financials Index                         -33.02%           -34.37%                     -40.51%
S&P 500 Health Care Index                         -3.06%            -8.69%                     -10.60%
S&P 500 Industrials Index                        -12.13%            -7.05%                      -8.62%
S&P 500 Materials Index                            4.33%             3.12%                       3.86%
S&P 500 Information Technology Index              -8.27%            -5.56%                      -6.81%
S&P 500 Utilities Index                            3.98%            -4.95%                      -6.07%


              PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE